Note 15 - Discontinued Operations (Details) - Discontinued Operations from Statement of Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations from Statement of Income [Abstract]
Operating revenues	$ 365	$ 342	$ 19
Operating expenses
Cost of goods sold	222	208	12
Operation and maintenance	110	106	6
Depreciation and amortization	19	22	1
Taxes other than income taxes	6	6
Total operating expenses	357	342	19
Operating income	8
Income before income taxes	8
Income tax expense (benefit)	3	(1)
Income from discontinued operations, net of tax	$ 5	$ 1